EXCHANGEABLE NOTES - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended								6 Months Ended
	Sep. 29, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
EXCHANGEABLE NOTES
Loan term									5 years
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Issuance of exchangeable notes | ¥								¥ 500,000
Loan term								5 years
Maximum extension term of each tranche								1 year
Interest rate								110.00%
Outstanding principal and interests at maturity										$ 0	$ 0
Kingway Exchangeable Notes
EXCHANGEABLE NOTES
Principal amount of debt	$ 600,000
Issuance of exchangeable notes		$ 13,932	¥ 100,000	$ 13,910	¥ 100,000	$ 28,541	¥ 200,000
Loan term	5 years
Outstanding principal and interests at maturity										$ 0